Organization and Nature of Business (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (37,923,973)	$ (36,815,063)	$ (34,550,503)